U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

               Read instructions at end of Form before preparing Form.
                             Please print or type.

 1.  Name and address of issuer:

      Transamerica Funds
      1801 California Street, Suite 5200
      Denver, CO 80202


 2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities
     of the issuer, check the box but do not list series or classes):     []

      Transamerica ClearTrack 2015
      Transamerica ClearTrack 2020
      Transamerica ClearTrack 2025
      Transamerica ClearTrack 2030
      Transamerica ClearTrack 2035
      Transamerica ClearTrack 2040
      Transamerica ClearTrack 2045
      Transamerica ClearTrack 2050
      Transamerica ClearTrack 2055
      Transamerica ClearTrack 2060
      Transamerica ClearTrack Retirement Income
      Transamerica Asset Allocation - Conservative Portfolio
      Transamerica Asset Allocation - Growth Portfolio
      Transamerica Asset Allocation - Moderate Growth Portfolio
      Transamerica Asset Allocation - Moderate Portfolio
      Transamerica Asset Allocation Intermediate Horizon
      Transamerica Asset Allocation Long Horizon
      Transamerica Asset Allocation Short Horizon
      Transamerica Balanced II
      Transamerica Bond
      Transamerica Capital Growth
      Transamerica Concentrated Growth
      Transamerica Core Bond
      Transamerica Dividend Focused
      Transamerica Dynamic Allocation
      Transamerica Dynamic Income
      Transamerica Emerging Markets Debt
      Transamerica Emerging Markets Equity
      Transamerica Event Driven
      Transamerica Floating Rate
      Transamerica Global Equity
      Transamerica Global Multifactor Macro
      Transamerica Global Real Estate Securities
      Transamerica Government Money Market
      Transamerica Growth
      Transamerica High Quality Bond
      Transamerica High Yield Bond
      Transamerica High Yield Muni
      Transamerica Inflation Opportunities
      Transamerica Inflation-Protected Securities
      Transamerica Intermediate Bond
      Transamerica Intermediate Muni
      Transamerica International Equity
      Transamerica International Growth
      Transamerica International Small Cap Value
      Transamerica International Stock
      Transamerica International Value
      Transamerica Large Cap Value
      Transamerica Large Core
      Transamerica Large Growth
      Transamerica Large Value Opportunities
      Transamerica Long/Short Strategy
      Transamerica Managed Futures Strategy
      Transamerica Mid Cap Growth
      Transamerica Mid Cap Value
      Transamerica Mid Cap Value Opportunities
      Transamerica MLP & Energy Income
      Transamerica Multi-Asset Income
      Transamerica Multi-Cap Growth
      Transamerica Multi-Managed Balanced
      Transamerica Multi-Manager Alternative Strategies Portfolio
      Transamerica Short-Term Bond
      Transamerica Small Cap Core
      Transamerica Small Cap Growth
      Transamerica Small Cap Value
      Transamerica Small/Mid Cap Value
      Transamerica Total Return
      Transamerica Unconstrained Bond
      Transamerica US Growth

 3.  Investment Company Act File Number:  811-04556

     Securities Act File Number:  33-02659

 4(a).  Last day of fiscal year for which this Form is filed: 10/31/2019

 4(b).  [] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

        Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [] Check box if this is the last time the issuer will be filing this Form.
        Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.
SEC 2393 (6-02)

 5.  Calculation of registration fee:

   (i)   Aggregate sale price of securities sold during
         the fiscal year pursuant to section 24(f):         $ 13,638,685,345

   (ii)  Aggregate price of securities redeemed or
         repurchased during the fiscal year:       $ 15,361,100,894

   (iii) Aggregate price of securities redeemed or
         repurchased during any prior fiscal year ending
         no earlier than October 11, 1995 that were not
         previously used to reduce registration fees
         payable to the Commission:                 $ 1,212,518,510

   (iv)  Total available redemption credits
         [add Items 5(ii) and 5(iii)]:                    - $ 16,573,619,404

   (v)   Net sales - if Item 5(i) is greater than Item 5(iv)
         [subtract Item 5(iv) from Item 5(i)]:                $ 0

   (vi)  Redemption credits available for use in future years
         - if Item 5(i) is less than Item 5(iv)
         [subtract Item 5(iv) from Item 5(i)]:               $ -2,934,934,059

   (vii) Multiplier for determining registration fee
         (See Instruction C.9):                                  X 0.0001298

   (viii) Registration fee due [multiply
          Item 5(v) by Item 5(vii)]
          (enter "0" if no fee is due):                    = $ 0

 6.  Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0

     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:0

 7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): + $ 0

 8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: $ 0

 9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

           Method of Delivery:

                       []   Wire Transfer

                       []   Mail or other means


                                  SIGNATURES

   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*

               /s/   Vincent J. Toner
                   -------------------------------------------------------------
                     Vice President and Treasurer
                   -------------------------------------------------------------


     Date: 1/27/2020
           -----------------

          * Please print the name and title of the signing officer below the signature.